SHARE CAPITAL (Details) € / shares in Units, $ / shares in Units, ₽ in Millions, € in Millions, $ in Millions		12 Months Ended
	Sep. 21, 2009 € / shares	Dec. 31, 2018 EUR (€) Vote € / shares shares	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2018 RUB (₽) item shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 RUB (₽) Vote shares	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 RUB (₽) shares
SHARE CAPITAL
Number of authorized classes of ordinary shares | item			3	3
Board authorization period			5 years	5 years
Board authorization renewal period			5 years	5 years
Share capital
Authorized (in shares)		2,093,995,776			2,093,995,776			2,093,995,776			2,093,995,776
Issued and fully paid (in shares)		330,316,314			334,223,202			330,316,314			334,223,202
Issued and fully paid (in EUR or RUB)		€ 6.7			€ 7.3			₽ 265			₽ 299
Class A
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares		€ 0.01			€ 0.01
Number of votes per ordinary share | Vote		1						1
Share capital
Shares authorized		1,000,000,000			1,000,000,000			1,000,000,000			1,000,000,000
Ordinary shares issued		292,437,655			289,364,467			292,437,655			289,364,467
Issued and fully paid (in EUR or RUB)		€ 2.9			€ 2.9			₽ 129			₽ 127
Aggregate amount of shares authorized for repurchase | $									$ 150.0	$ 100.0
Number of shares repurchased			4,760,679	4,760,679	0	0
Share price (in dollars per share) | $ / shares							$ 31.55
Aggregate amount of shares repurchased			$ 145.2	₽ 10,085
Class B
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares		€ 0.10			€ 0.10
Number of votes per ordinary share | Vote		10						10
Share capital
Shares authorized		46,997,887			46,997,887			46,997,887			46,997,887
Ordinary shares issued		37,878,658			40,692,286			37,878,658			40,692,286
Issued and fully paid (in EUR or RUB)		€ 3.8			€ 4.1			₽ 136			₽ 146
Class C
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares		€ 0.09			€ 0.09
Number of votes per ordinary share | Vote		9						9
Maximum dividend rate (in euros per share) | € / shares		€ 0.01
Share capital
Shares authorized		46,997,887			46,997,887			46,997,887			46,997,887
Ordinary shares issued		0			4,166,448			0			4,166,448
Issued and fully paid (in EUR or RUB)					€ 0.3						₽ 26
Priority share
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares	€ 1.00
Preference stock par value (in euros per share) | € / shares		€ 1			€ 1
Share capital
Preferred shares authorized		1			1			1			1
Preferred shares issued		1			1			1			1
Priority share | Sberbank
SHARE CAPITAL
Accumulation of stakes in excess of which, the priority shareholder has a right to veto (as a percent)	25.00%
Preference shares
SHARE CAPITAL
Preference stock par value (in euros per share) | € / shares		€ 0.01			€ 0.01
Preference shares dividend basis spread on EURIBOR (as a percent)			2.00%	2.00%
Share capital
Preferred shares authorized		1,000,000,001			1,000,000,001			1,000,000,001			1,000,000,001
Preferred shares issued		0			0			0			0